Reporting Entity (Details)		12 Months Ended
	Mar. 13, 2018 SFr / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2015 SFr / shares shares
Reporting Entity (Textual)
Share capital of subsidiary			SFr 1,650,380		SFr 710,336
Number of shares outstanding | shares						129
Nominal value | SFr / shares						SFr 0.40
Auris Medical AG [Member]
Reporting Entity (Textual)
Name of subsidiary		Auris Medical AG
Principal place of business		Basel
Country of incorporation		Switzerland
Ownership percentage in subsidiary		100.00%
Auris Medical AG [Member] | Switzerland [Member]
Reporting Entity (Textual)
Share capital of subsidiary			2,500,000
Otolanum AG [Member]
Reporting Entity (Textual)
Name of subsidiary		Otolanum AG
Principal place of business		Zug
Country of incorporation		Switzerland
Ownership percentage in subsidiary		100.00%
Otolanum AG [Member] | Switzerland [Member]
Reporting Entity (Textual)
Share capital of subsidiary			100,000
Zilentin AG [Member]
Reporting Entity (Textual)
Name of subsidiary		Zilentin AG
Principal place of business		Zug
Country of incorporation		Switzerland
Ownership percentage in subsidiary		100.00%
Zilentin AG [Member] | Switzerland [Member]
Reporting Entity (Textual)
Share capital of subsidiary			SFr 100,000
Auris Medical Inc. [Member]
Reporting Entity (Textual)
Name of subsidiary		Auris Medical Inc.
Principal place of business		Chicago
Country of incorporation		United States
Ownership percentage in subsidiary		100.00%
Auris Medical Inc. [Member] | USD [Member]
Reporting Entity (Textual)
Share capital of subsidiary | $		$ 15,000
Auris Medical Ltd. [Member]
Reporting Entity (Textual)
Name of subsidiary		Auris Medical Ltd.
Principal place of business		Dublin
Country of incorporation		Ireland
Ownership percentage in subsidiary		100.00%
Auris Medical Ltd. [Member] | EUR [Member]
Reporting Entity (Textual)
Share capital of subsidiary | €				€ 100
Auris Medical NewCo Holding AG [Member]
Reporting Entity (Textual)
Number of shares outstanding | shares	6,117,388
Nominal value | SFr / shares	SFr 0.02
Equity reverse stock split, description	The Company's shareholders received one common share with a nominal value of CHF 0.02 (pre-2019 Reverse Share Split) of Auris NewCo for every 10 of the Company's common shares held prior to the Merger, effectively resulting in a "reverse stock split" at a ratio of 10-for-1.